SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

On October 9, 2011 the Company voluntarily delisted its shares from trade at the Tel Aviv Stock Exchange.

Since October 1999, the Company's shares had been traded on the NASDAQ Global Market. On October 19, 2012 Company's shares were delisted from the NASDAQ Global Market because the Company failed to comply with the NASDAQ requirement to have a market value of publicly held shares of at least $5 million. Since then the Company's shares are traded in the over-the-counter market in the OTCQB Marketplace.

b.	Options issued to employees and directors:

As of December 31, 2012, the Company had three Incentive Share Option Plans (the 1999, 2003 and 2012 plans), which provide for the grant of options to officers, management, employees and key employees, directors, consultants and others of up to 2,465,113 of the Company's Ordinary shares. The options granted generally become fully exercisable after two to four years and expire between 7 to 10 years from the grant date. Any options from 1999, 2003 and 2012 plans that are forfeited or canceled before expiration become available for future grants.

Pursuant to the option plans, the exercise price of options shall be determined by the Company's Board of Directors or the Company's compensation committee but may not be less than the par value of the Ordinary shares.

As of December 31, 2012, an aggregate of 1,042,455 Ordinary shares of the Company were still available for future grant under the Incentive Share Option Plans.

A summary of the Company's option activity and related information with respect to options granted to employees for the year ended December 31, 2012 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	469,864	$9.45	3.77	$-
Granted	338,473	$1.47
Forfeited	203,627	$9.21

Outstanding at end of year	604,710	$5.07	4.72	-

Exercisable options at end of year	225,023	$10.7	1.78	-

Vested and expected-to-vest at end of year	472,596	$6.09	4.1	-

The total intrinsic value of stock options exercised during 2010 was $ 23. No options were exercised during 2011 and 2012.

The weighted-average estimated grant date fair value of employee stock options granted during the years 2012, 2011 and 2010 was $ 0.69, $ 1.14 and $ 2.10, respectively.

Stock-based compensation (gain) expense in respect of options granted to employees amounted to $ (2), $ 33 and $ 330 for the years ended December 31, 2012, 2011 and 2010, respectively. The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$22	$(24)	$31
Research and development	5	10	(4)
Sales and marketing	20	21	(21)
General and administrative	(49)	26	324

Total	$(2)	$33	$330

c.	Options issued to consultants:

The Company's outstanding options to consultants as of December 31, 2012, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

2004	7,500	$11.76	7,500	2014

	7,500		7,500

Stock-based compensation expense in respect of options granted to non employees amounted to $ 0, $ 0 and $ 2 for the years ended December 31, 2012, 2011 and 2010, respectively.

d.
As of December 31, 2012, there was $ 132 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.42 years.

e.
During 2008, the Company purchased a total of 1,111,796 of its Ordinary shares pursuant to a share repurchase program as well as a self tender offer conducted by the Company. Such shares are held by the Company as treasury shares and are presented at cost. Under the Companies Law for so long as such treasury shares are owned by the Company they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to the Company's shareholders nor are they entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders.

f.
In November 2010, the Company performed a reverse stock split of the Company's ordinary shares of four (4) for one (1) (i.e., four ordinary shares, NIS 0.01 nominal value each, will be combined into one ordinary share NIS 0.04 nominal value). All ordinary share and per share data included in these financial statements for all periods presented have been retroactively adjusted to reflect the reverse split. The Company's articles of association were amended and the authorized share capital of the Company is NIS 300,000 divided into 7,500,000 Ordinary shares, par value NIS 0.04 per share.